Convertible loans	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Convertible loans	Convertible loans
Facility agreement
On April 24, 2020, the Company entered into a USD 115 million Facility Agreement with Deerfield Partners, L.P. and certain of its affiliates (“Deerfield”). Pursuant to such agreement, Deerfield agreed to extend senior secured convertible term loans to the Company in two separate disbursements:
(i)an initial disbursement of convertible loans in the amount of USD 65 million upon the completion of the initial public offering (“IPO”), and satisfaction of certain other conditions (the “first tranche”) and
(ii)a subsequent disbursement of convertible loans in the amount of USD 50 million upon the receipt of regulatory approval for ZYNLONTA, and satisfaction of certain other conditions (the “second tranche”).
The outstanding principal amount of the convertible loans is due to be repaid in full on May 19, 2025. However, any conversion of the convertible loans into common shares shall be deemed a repayment of the principal amount of the convertible loans so converted.

The convertible loans bear interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing July 1, 2020 and July 1, 2021 for the first tranche and second tranche, respectively.
Upon any payment of the convertible loans or conversion of the convertible notes, whether upon redemption or at maturity or at any other time, the Company will be required to pay an exit charge equal to 2.0% of the amount of the loans so paid or converted.
The Company’s obligations under the Facility Agreement are guaranteed by the Company’s wholly owned subsidiaries and secured by a perfected, first-priority security interest in substantially all of the Company’s and its wholly owned subsidiaries’ personal property, including its intellectual property and the equity ownership interests directly and indirectly held by the Company in its wholly owned subsidiaries and joint venture.
In accordance with the terms of the convertible notes, both the holders and the Company may elect to redeem the notes upon the occurrence of a major transaction and successor major transaction, respectively, as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.
The Facility Agreement contains various covenants, including a requirement to retain USD 50 million in cash and cash equivalents as of the end of each fiscal quarter.
First tranche - Initial disbursement of convertible loans
The Company has accounted for the first tranche of convertible loans amounting to USD 65 million issued on May 19, 2020 as comprising two components: an embedded conversion option derivative and a loan.
Valuation of derivative embedded in first tranche
Since issuance, the embedded conversion option derivative is marked-to-market on a quarterly basis. During the three and six months ended June 30, 2021, the Company recognized income of KUSD 5,512 and KUSD 20,780 as a result of changes in the fair value of the embedded derivative. During both the three and six months ended June 30, 2020, the Company recognized expense of KUSD 57,450 as a result of changes in the fair value of the embedded derivative. The fair value of the embedded derivative associated with the first tranche was KUSD 30,449 and KUSD 51,229 as of June 30, 2021 and December 31, 2020, respectively. The decrease in fair value of the embedded derivative during the three and six months ended June 30, 2021 is primarily due to the decrease in the fair value of the underlying shares from December 31, 2020 to June 30, 2021, which was charged directly to the unaudited condensed consolidated interim statement of operations. The increase in fair value of the embedded derivative during both the three and six months ended June 30, 2020 was primarily due to the increase in the fair value of the underlying shares from April 24, 2020 to June 30, 2020.
The Company used an independent valuation firm to assist in calculating the fair value of the embedded conversion option derivative, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuations as of June 30, 2021 and December 31, 2020 were as follows:

	As of
	June 30, 2021	December 31, 2020
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD (1)	67.93	67.93
Share price in USD	24.35	32.01
Risk-free interest rate	0.6%	0.3%
Expected volatility (2)	70%	90%
Expected term	46 months	52 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	8.0%	13.3%
(1) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it has received regulatory approval of ZYNLONTA as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.
(2) The expected volatility utilized for the June 30, 2021 valuation decreased from that used in the December 31, 2020 valuation due to a change in the peer group. Prior to the FDA approval of ZYNLONTA, the Company utilized a peer group primarily comprised of clinical-stage companies. Upon receipt of FDA approval of ZYNLONTA, the Company updated the peer group to primarily comprise of commercial-stage companies, which lowered the expected volatility assumption utilized in the June 30, 2021 valuation.
Residual convertible loan
The loan bears interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing on July 1, 2020. For the three and six months ended June 30, 2021, the Company recorded interest expense related to the interest payable on the residual convertible loan (net of the value of the embedded conversion option derivative) in the amount of KUSD 2,060 and KUSD 4,042, respectively. For both the three and six ended June 30, 2020, the Company recorded interest expense related to the interest payable on the residual convertible loan (net of the value of the embedded conversion option derivative) in the amount of KUSD 868. The Company’s interest expense is based on the implied effective interest rate, which was computed at inception at 23%.
The convertible loan’s initial fair value was determined as the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the embedded conversion option derivative. Transaction costs associated with the convertible loan were allocated to the embedded conversion option derivative and residual loan as follows:

in KUSD	Embedded derivative	Residual loan	Total
Gross proceeds	27,797	37,203	65,000
Less: transaction costs	(1,571)	(2,102)	(3,673)
Net	26,226	35,101	61,327

The transaction costs of the embedded derivative were charged directly to the unaudited condensed consolidated interim statement of operations. The convertible loan is subsequently measured at its amortized cost in accordance with IFRS 9. The amount at which the convertible loan is presented as a liability in the unaudited condensed consolidated interim balance sheet represents the net present value of all future cash outflows associated with the loan discounted at the implied effective interest rate. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability. The remainder of the amount is presented as a long-term liability. The carrying value of the convertible loan was KUSD 40,493 as of June 30, 2021, of which KUSD 3,629 was the current portion of the liability. The carrying value of the convertible loan was KUSD 38,406 as of December 31, 2020, of which KUSD 3,631 was the current portion of the liability.
Second tranche - Accounting for subsequent disbursement of convertible loans prior to FDA approval
Draw-down of the second tranche of the convertible loans was mandatory upon receipt of regulatory approval for ZYNLONTA. Prior to drawing down the second tranche, the Company accounted for the second tranche as a derivative. The Company performed a valuation of the derivative immediately prior to the April 23, 2021 approval of ZYNLONTA, which resulted in a mark-to-market adjustment and recognition of KUSD 4,263 of expense and KUSD 1,638 of income for the three and six months ended June 30, 2021, respectively. The increase in fair value of the derivative from April 1, 2021 through immediately prior to the April 23, 2021 FDA approval was primarily due to the increase in the fair value of the underlying shares as well as utilizing a 100% probability of achieving regulatory approval for ZYNLONTA, which was charged directly to the unaudited condensed consolidated statement of operations. The decrease in fair value of the derivative during six months ended June 30, 2021 is primarily due to the decrease in the fair value of the underlying shares from December 31, 2020 to immediately prior to the April 23, 2021 FDA approval, which was charged directly to the unaudited condensed consolidated statement of operations. The fair value of the derivative associated with the second tranche as of June 30, 2021 was nil as the derivative is now accounted for as an embedded conversion option derivative upon the draw-down of the subsequent disbursement. See “Second tranche - Accounting for subsequent disbursement of convertible loans after FDA approval” below for further details. During both the three and six months ended June 30, 2020, the Company recognized expense of KUSD 21,811 as a result of changes in the fair value of the derivative. The increase in fair value of the derivative was primarily due to the increase in the fair value of the Company’s shares from April 24, 2020 to June 30, 2020 and has been charged directly to the unaudited condensed consolidated interim statement of income. The fair value of the of the derivative associated with the second tranche was KUSD 21,979 as of December 31, 2020.
The Company used an independent valuation firm to assist in performing a fair value assessment of the derivative liability, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuation as of April 23, 2021 (prior to FDA approval of ZYNLONTA) and December 31, 2020 were as follows:

	As of
	April 23, 2021	December 31, 2020
Exercise price at 150% of the IPO of 19.00, in USD (1)	28.50	28.50
Forced conversion price, in USD (2)	78.38	78.38
Share price in USD (3)	24.85	32.01
Risk-free interest rate	0.6%	0.3%
Expected volatility	90%	90%
Expected term	1 month	5 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	7.7%	7.4%
(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price.

(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.
(3) The Company utilized the opening share price on April 23, 2021 for the valuation of the derivative immediately prior to FDA approval of ZYNLONTA.
Second tranche - Accounting for subsequent disbursement of convertible loans after FDA approval
Upon receipt of FDA approval of ZYNLONTA, the Company accounted for the second tranche of convertible loans amounting to USD 50 million issued on May 17, 2021 as comprising two separate components: an embedded conversion option derivative and a loan.
Valuation of derivative embedded in second tranche
The Company used an independent valuation firm to assist in calculating the initial fair value of the entire instrument, including the embedded conversion option derivative, as of April 23, 2021. The fair value of the embedded conversion option derivative component was based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the subsequent valuation of the embedded conversion option derivative as of June 30, 2021 and the initial valuation of the entire instrument, including both components described above, after FDA approval of ZYNLONTA was obtained on April 23, 2021 were as follows:

	As of
	June 30, 2021	April 23, 2021
Exercise price in USD (1)	28.07	28.50
Forced conversion price, in USD (2)	77.19	78.38
Share price in USD (3)	24.35	23.25
Risk-free interest rate	0.6%	0.6%
Expected volatility	70%	75%
Expected term	46 months	48 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	8.0%	6.3%

(1) The conversion price for the second tranche of convertible notes is the lesser of (i) 150% of the IPO price and (ii) 120% of the average of the volume-weighted average prices of the Company’s common shares on each of the 15 trading days immediately prior to the disbursement date of the second tranche, but in no event less than a floor equal to 81% of the IPO price. The conversion price for the second tranche of the convertible notes as of June 30, 2021 was based on 120% of the average of the volume-weighted average process of the Company’s shares on each of the 15 trading days prior to the disbursement date, while the conversion price as of April 23, 2021 was based on 150% of the IPO price.

(2) In accordance with the terms of the convertible loans, under certain circumstances the Company has the right to force conversions of the convertible notes on and after the one- and three-year anniversaries of the date on which it received regulatory approval of ZYNLONTA, as discussed in the Company’s annual report for the period ended December 31, 2020 on Form 20-F.

(3) The Company utilized the closing share price on April 23, 2021 for the valuation of the embedded conversion option derivative after FDA approval of ZYNLONTA.
The expected volatility utilized for the post-FDA approval valuations decreased from those used in the pre-FDA approval valuations due to a change in the peer group. Prior to the FDA approval of ZYNLONTA, the Company utilized a peer group primarily comprised of clinical-stage companies. Upon receipt of FDA approval of ZYNLONTA, the Company updated the peer group to primarily comprise of commercial-stage companies, which lowered the expected volatility assumption utilized in the post-FDA approval valuations.
The following table presents the initial fair value of the entire instrument as of April 23, 2021, including both components, relating to the USD 50.0 million subsequent disbursement. The Company received net cash proceeds of USD 49.4 million after deducting aggregate transaction costs associated with the subsequent disbursement. Transaction costs associated with the subsequent disbursement were allocated to the embedded conversion option derivative and convertible loan as follows:

in KUSD	Embedded derivative	Convertible loan	Total
Fair value as of April 23, 2021	18,158	50,368	68,526
Allocation of transaction costs	(148)	(409)	(557)
Net carrying value of convertible loan as of April 23, 2021		49,959
The transaction costs of the embedded derivative were charged directly to the unaudited condensed consolidated interim statement of operations.
During the three and six months ended June 30, 2021, the Company recognized expense of KUSD 1,012 as a result of changes in the fair value of the embedded derivative after the April 23, 2021 approval date. The fair value of the embedded derivative associated with the second tranche was KUSD 19,170 and KUSD 18,158 as of June 30, 2021 and after the April 23, 2021 approval date, respectively. The increase in fair value of the embedded derivative is primarily due to the increase in the fair value of the underlying shares from April 23, 2021 to June 30, 2021.

Convertible loan
The loan bears interest at a rate of 5.95% per annum, based on a 360-day year, with interest payable quarterly in arrears commencing on July 1, 2021. For both the three and six months ended June 30, 2021, the Company recorded interest expense related to the interest payable on the convertible loan (net of the value of the embedded conversion option derivative) in the amount of KUSD 390 based on the implied effective interest rate, which was computed at inception at 6.7%.
As described above, the Company used an independent valuation firm to assist in calculating the initial fair value of the entire instrument, including both components. The Company recorded the initial carrying amount of the convertible loan based on its fair value as of April 23, 2021. Refer to the tabular disclosure above for the key inputs used for the initial valuation after FDA approval of ZYNLONTA was obtained on April 23, 2021. The convertible loan will be subsequently measured at its amortized cost in accordance with IFRS 9. The amount at which the convertible loan is presented as a liability in the unaudited condensed consolidated interim balance sheet represents the net present value of all future cash outflows associated with the loan discounted at the implied effective interest rate. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability. The remainder of the amount is presented as a long-term liability. The carrying value of the convertible loan was KUSD 50,348 as of June 30, 2021, of which KUSD 2,564 was the current portion of the liability.
Other

In connection with the receipt of the USD 50.0 million subsequent disbursement, the establishment of the embedded derivative and residual loan associated with the subsequent disbursement and elimination of the aforementioned derivative immediately prior to FDA approval of ZYNLONTA, the Company recorded a gain of KUSD 1,816 during the three and six months ended June 30, 2021, which was recorded in Convertible loans, derivatives, change in fair value income (expense) in the unaudited condensed consolidated interim statement of operations.
On June 4, 2021, in accordance with the Facility Agreement, the Company filed a registration statement to register 5,558,318 common shares, being the maximum number of shares that could potentially be issuable upon conversion of the full amount of the convertible notes issued under the Facility Agreement to the extent that the holders of the convertible notes elect to convert into the Company’s common shares or if the Company forces conversion.
Schedule of Derivative Option and Convertible Loan
The following table presents the initial fair value of the entire instrument as of April 23, 2021, including both components, relating to the USD 50.0 million subsequent disbursement. The Company received net cash proceeds of USD 49.4 million after deducting aggregate transaction costs associated with the subsequent disbursement. Transaction costs associated with the subsequent disbursement were allocated to the embedded conversion option derivative and convertible loan as follows:

in KUSD	Embedded derivative	Convertible loan	Total
Fair value as of April 23, 2021	18,158	50,368	68,526
Allocation of transaction costs	(148)	(409)	(557)
Net carrying value of convertible loan as of April 23, 2021		49,959